Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
(Loss) income before income tax	$ (676,658)	$ (215,880)	$ 131,899
Impairment of non-current assets	557,497	142,133	3,283
Depreciation and amortization	243,925	317,892	267,189
Interest and foreign exchange effects	157,806	65,000	143,199
Loss (gain) on sale of property, plant and equipment and intangible assets	2,268	(857)	8,616
Gain on sale of investments			(348)
Changes in provisions	13,159	3,854	29,777
Changes in Fair Value of loans and financings	8,058	6,640
Changes in operating assets and liabilities	92,460	(71,634)	(53,040)
Interest paid on loans and financings	(69,906)	(71,804)	(74,592)
Interest paid on lease liabilities	(1,385)	(3,259)
Premium paid on bonds repurchase	(14,481)
Income tax paid	(21,043)	(49,262)	(108,385)
Net cash provided by operating activities	291,700	122,823	347,598
Cash flows from investing activities
Additions of property, plant and equipment	(323,688)	(396,672)	(299,773)
Net (purchases) sales of financial investments	(47,522)	54,710	140,402
Proceeds from the sale of property, plant and equipment	2,014	6,570	1,268
Net cash used in by investing activities	(369,196)	(335,392)	(158,103)
Cash flows from financing activities
New loans and financings	1,296,496	106,229	294,640
Debt issue costs	(9,921)	(255)	(1,739)
Payments of loans and financings	(757,513)	(19,437)	(295,104)
Payments of lease liabilities	(9,100)	(13,280)
Dividends paid	(55,964)	(113,389)	(3,475)
Dividends not withdrawn	1,009
Reimbursement of share premium			(80,000)
Repurchase of the Company's own shares		(8,103)	(1,352)
Acquisition of non-controlling interests		(71,054)
Capital reduction related to Pollarix S.A. acquisition			(87,623)
Capital reduction of subsidiary - non-controlling interests	(13,392)
Disbursement from equity transactions with non-controlling shareholders			(2,757)
Net cash (used in) provided by financing activities	451,615	(119,289)	(177,410)
Foreign exchange effects on cash and cash equivalents	(16,070)	(2,462)	1,816
Other highly liquid short-term investments	29,496
(Decrease) increase in cash and cash equivalents	387,545	(334,320)	13,901
Cash and cash equivalents at the beginning of the year	698,618	1,032,938	1,019,037
Cash and cash equivalents at the end of the year	$ 1,086,163	$ 698,618	$ 1,032,938